Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical) - USD ($)			6 Months Ended
	Feb. 12, 2020	Mar. 29, 2018	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 920,000	$ 58,798	$ 920,000